NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES (Details 1)	Dec. 31, 2016 USD ($)
Notes Payable [Abstract]
2017	$ 843,013
2018	54,985
Total	$ 897,998